Cover	Jul. 30, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	BB&T Corporation
Entity Address, Address Line One	200 West Second Street
Entity Incorporation, State or Country Code	NC
Entity File Number	1-10853
City Area Code	336
Local Phone Number	733-2000
Entity Tax Identification Number	56-0939887
Entity Address, City or Town	Winston-Salem,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
Written Communications	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000092230
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $5 par value
Series D Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT PrD
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares of Series D Non-Cumulative Perpetual Preferred Stock (1)	[1]
Series E Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT PrE
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares of Series E Non-Cumulative Perpetual Preferred Stock (1)	[1]
Series F Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT PrF
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares of Series F Non-Cumulative Perpetual Preferred Stock (1)	[1]
Series G Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT PrG
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares of Series G Non-Cumulative Perpetual Preferred Stock (1)	[1]
Series H Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	BBT PrH
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares of Series H Non-Cumulative Perpetual Preferred Stock (1)	[1]

[1]	(1) Each depositary share represents a 1/1,000th interest in a share of the respective series of preferred stock